Long-Term Debt, net - Troubled Debt Restructuring (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	May 02, 2019	Aug. 10, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Troubled Debt Restructuring
Number of shares issued upon refinancing of debt in exchange for debt reduction | shares		7,095,877
Fair value of common stock			$ 53,567	$ 168,712
Underlying stock price (in dollars per share) | $ / shares		$ 23.8
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.0714
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Troubled Debt Restructuring
Balance before refinancing		$ 639,200
Reduction of debt in exchange for number of shares		$ 251,000
Number of shares issued upon refinancing of debt in exchange for debt reduction | shares		3,500,000
Fair value of common stock		$ 83,900
Concession granted		(167,100)
Accumulated accrued interest		$ 129,300
Interest rate margin (as a percent)		2.34%
Balance after refinancing		$ 518,600
Gross gain on debt extinguishment		36,600
New loan amendment fees		9,500
The Royal Bank of Scotland
Troubled Debt Restructuring
Balance before refinancing		660,900
Reduction of debt in exchange for number of shares		$ 179,200
Number of shares issued upon refinancing of debt in exchange for debt reduction | shares		2,500,000
Fair value of common stock		$ 59,900
Concession granted		(119,300)
Accumulated accrued interest		119,300
Deferred amendments fees		$ 9,300